Offerings - Offering: 1	Sep. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 8,625,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,320.49
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares, par value $0.001 per share, of the registrant (the “Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended, or the Securities Act. Includes the Class A Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.